LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of carrying amounts of right-of-use assets

	As at December 31,	As at December 31,
	2024	2023
Balance, beginning of year	$182,306	$165,708
Additions and modifications, net of disposals (Note 9)	23,726	50,644
Amortization	(33,998)	(34,046)
Balance, end of year	$172,034	$182,306

Schedule of lease obligations included in the consolidated balance sheets

	As at December 31,	As at December 31,
	2024	2023
Current	$40,305	$46,394
Non-current	98,921	115,154
Total lease obligations	$139,226	$161,548

Schedule of future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms

	As at December 31,	As at December 31,
	2024	2023
Within 1 year	$42,347	$47,600
Between 1 — 3 years	34,141	40,261
Between 3 — 5 years	19,261	24,904
Thereafter	40,638	55,498
Total undiscounted lease obligations	$136,387	$168,263

Schedule of amounts recognized in consolidated statements of income with respect to leases

	Year Ended December 31,
	2024	2023
Amortization of right-of-use assets	$33,998	$34,046
Interest expense on lease obligations	$4,437	$4,350
Variable lease payments not included in the measurement of lease obligations	$141,602	$115,467
Expenses relating to short-term leases	$8,476	$6,598
Expenses relating to leases of low value assets, excluding short-term leases of low value assets	$3,339	$3,114